OPERATING LEASES - Narrative (Details)	2 Months Ended	6 Months Ended
	Aug. 31, 2022 vessels	Jun. 30, 2022 USD ($) suezmax_tanker_vessel_type	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Lease expense		$ 2,103,000	$ 4,661,000
Payments for operating leases		$ 500,000	$ 3,500,000
Operating lease, weighted average discount rate		2.70%	3.30%
Operating lease, weighted average remaining lease term		3 years	4 years
Subsequent event
Lessee, Lease, Description [Line Items]
Number of vessels delivered | vessels	2
Trafigura
Lessee, Lease, Description [Line Items]
Time charter revenue, profit sharing		$ 4,300,000	$ 0
Assets Under Sale and Purchase Agreement | Trafigura
Lessee, Lease, Description [Line Items]
Duration of time charter		3 years
Time charter, daily rate, revenue		$ 28,400
Percentage of third party charter revenues to be received as profit share income		50.00%
Assets Leased to Others
Lessee, Lease, Description [Line Items]
Vessels, gross		$ 328,000,000		$ 328,000,000
Accumulated depreciation		$ 26,800,000		$ 21,000,000
Vessels Chartered To Trafigura | Assets Under Sale and Purchase Agreement
Lessee, Lease, Description [Line Items]
Number of vessels chartered out | suezmax_tanker_vessel_type		5
Vessels Chartered To Trafigura | Assets Under Sale and Purchase Agreement | Trafigura
Lessee, Lease, Description [Line Items]
Vessels on fixed rate time charter | suezmax_tanker_vessel_type		5
Property Subject to Operating Lease
Lessee, Lease, Description [Line Items]
Lease expense		$ 600,000	3,500,000
Administrative expense
Lessee, Lease, Description [Line Items]
Lease expense		$ 600,000	$ 900,000